SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Stock Option Activity

A summary of the stock option activity for the plans for the three years ended December 31, 2012, 2011 and 2010 follows:

		Price Per Share
	Number of Shares	Range	Weighted Average
Outstanding at December 31, 2009	37,943,832	$16.73-$39.00	$27.33

Options forfeited	(2,646,937)	$17.08-$39.00	$29.55
Outstanding at December 31, 2010	35,296,895	$16.73-$39.00	$27.17

Options forfeited	(8,843,743)	$17.08-$39.00	$35.11
Outstanding at December 31, 2011	26,453,152	$16.73-$33.70	$24.51

Options forfeited	(9,762,680)	$17.08-$33.70	$30.50
Outstanding at December 31, 2012	16,690,472	$16.73-$27.21	$21.00

Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable

The range of exercise prices, the weighted average exercise price and the weighted average remaining contractual life of options exercisable as of December 31, 2012 were as follows:

Number of shares	Option price Range	Weighted average exercise price	Weighted average remaining contractual life
84,100	$25.90-$27.21	$26.07	0.84
16,495,761	$19.18-$22.83	$21.01	0.77
110,611	$16.73-$17.08	$17.03	1.73

Summary of Grants Under the Outstanding Stock Award Plans

The table below summarizes grants under the outstanding stock award plans as authorized by the Compensation Committee:

Date of grant	Plan name	Number of shares granted	Number of shares waived	Number of shares lost on performance conditions
May 20, 2009	2009 Supervisory Board	165,000	(7,500)	—
July 28, 2009	2009 Employee Plan	5,575,240	—	(1,827,349)
November 30, 2009	2009 Employee Plan	8,300	—	(2,762)
May 27, 2010	2010 Supervisory Board	172,500	(7,500)	—
July 22, 2010	2010 Employee Plan	6,344,725	—	(2,076,448)
December 17, 2010	2010 Employee Plan	221,650	—	(73,524)
May 3, 2011	2011 Supervisory Board	172,500	(30,000)	—
July 25, 2011	2011 Employee Plan	5,881,630	—	(5,824,445)
November 14, 2011	2011 Employee Plan	95,000	—	(91,540)
May 30, 2012	2012 Supervisory Board	180,000	(22,500)	—
July 23, 2012	2012 Employee Plan	6,216,285	(2,400)	( *)
December 21, 2012	2012 Employee Plan	304,480	—	( *)

(*)	As at December 31, 2012, a final determination of the achievement of the performance conditions had not yet been made by the Compensation Committee of the Supervisory Board.

Summary of Nonvested Share Activity

A summary of the nonvested share activity by plan for the year ended December 31, 2012 is presented below:

Nonvested Shares	Outstanding as at December 31, 2011	Granted	Forfeited / waived	Cancelled on failed vesting conditions	Vested	Outstanding as at December 31, 2012
2009 Employee Plan	1,257,038	—	(5,931)	—	(1,251,107)	—
2010 Employee Plan	3,224,558	—	(31,721)	—	(1,707,001)	1,485,836
2011 Employee Plan	5,945,815	—	(29,830)	(5,915,985)	—	—
2012 Employee Plan	—	6,520,765	(47,245)	—	—	6,473,520
2009 Supervisory Board Plan	35,000	—	—	—	(35,000)	—
2010 Supervisory Board Plan	75,000	—		—	(45,000)	30,000
2011 Supervisory Board Plan	142,500	—	—	—	(62,500)	80,000
2012 Supervisory Board Plan	—	180,000	(22,500)	—	—	157,500
Total	10,679,911	6,700,765	(137,227)	(5,915,985)	(3,100,608)	8,226,856

Classification of Pre-Payroll Tax and Social Contribution Stock-Based Compensation Expense Included in Consolidated Statements of Income

The following table illustrates the classification of pre-payroll tax and social contribution stock-based compensation expense included in the consolidated statements of income for the years ended December 31, 2012, December 31, 2011 and December 31, 2010, respectively:

	December 31, 2012	December 31, 2011	December 31, 2010
Cost of sales	2	5	6
Selling, general and administrative	6	16	18
Research and development	3	8	10
Total pre-payroll tax and social contribution compensation	11	29	34

Accumulated Balances Related to Each Component of Other Comprehensive Income (Loss)

The accumulated balances related to each component of Other comprehensive income (loss) were as follows:

	Foreign currency translation adjustment	Unrealized gain (loss) on securities	Unrealized gain (loss) on derivatives	Unrealized gain (loss) on defined benefit pension plans	Accumulated other comprehensive income (loss)
Dec. 31, 2009	1,224	(3)	6	(69)	1,158
Cumulative tax impact	—	(3)	—	9	6
Dec. 31, 2009 net of tax	1,224	(6)	6	(60)	1,164

OCI movement	(255)	29	55	(19)	(190)
Tax impact	—	(1)	—	6	5
OCI net of tax	(255)	28	55	(13)	(185)

Dec. 31, 2010	969	26	61	(88)	968
Cumulative tax impact	—	(4)	—	15	11
Dec. 31, 2010 net of tax	969	22	61	(73)	979

OCI movement	(101)	(33)	(125)	(78)	(337)
Tax impact	—	1	9	18	28
OCI net of tax	(101)	(32)	(116)	(60)	(309)

Dec. 31, 2011	868	(7)	(64)	(166)	631
Cumulative tax impact	—	(3)	9	33	39
Dec. 31, 2011 net of tax	868	(10)	(55)	(133)	670

OCI movement	64	6	90	(39)	121
Tax impact	—	—	(11)	14	3
OCI net of tax	64	6	79	(25)	124

Dec. 31, 2012	932	(1)	26	(205)	752
Cumulative tax impact	—	(3)	(2)	47	42
Dec. 31, 2012 net of tax	932	(4)	24	(158)	794

Schedule of Noncontrolling Interest

The noncontrolling interest was as follows:

Balance as of December 31, 2009	1,216
Comprehensive income (loss):
Net income (loss)	(288)
Unrealized gains (losses) on derivatives, net of tax	2
Other components of other comprehensive income (loss), net of tax	(13)
Other comprehensive income (loss), net of tax	(11)
Comprehensive income (loss)	(299)
Dividends to noncontrolling interest	(7)
Balance as of December 31, 2010	910
Business combination	9
Comprehensive income (loss):
Net income (loss)	(495)
Unrealized gains (losses) on derivatives, net of tax	(10)
Other components of other comprehensive income (loss), net of tax	(16)
Other comprehensive income (loss), net of tax	(26)
Comprehensive income (loss)	(521)
Dividends to noncontrolling interest	(5)
Balance as of December 31, 2011	393
Contribution of noncontrolling interest	765
Comprehensive income (loss):
Net loss	(1,030)
Unrealized gains (losses) on derivatives, net of tax	10
Other components of other comprehensive income (loss), net of tax	6
Other comprehensive income (loss), net of tax	16
Comprehensive income (loss)	(1,014)
Dividends to noncontrolling interest	(5)
Balance as of December 31, 2012	139